Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss) for the year	R$ (90,009)	R$ 138,019	R$ 226,867
Adjustments to reconcile net income for the year
Depreciation and amortization	79,540	74,953	80,175
Gain on sale of farm	(2,078)	(180,086)	(194,842)
Residual value of property, plant and equipment and intangible assets disposed	4,001	11,552	7,369
Write-off of capitalized costs in investment properties	1,780	466	(1,478)
Share of (loss) profit of a joint venture	7	1,424	58
Unrealized loss (gain) on derivatives, net	(1,238)	(63,718)	82,600
Accrued interest, charges, foreign exchange effects and other from short-term investments	115,660	111,975	41,225
Gain on remeasurement of receivable from sale of farms, net	(5,099)	(15,709)	(72,914)
Effect of share-based incentive plan (ILPA)	1,108	1,392	1,800
Deferred income and social contribution taxes	(67,796)	(32,686)	(58,826)
Changes in fair value of biological assets and agricultural products	(32,080)	(122,671)	(40,499)
Adjustments to net realizable value of agricultural products after harvest	1,074	8,069	1,091
(Reversal of) Allowance for expected credit losses	7	(203)
Provision for legal claims	2,899	331	(437)
Lease write-offs	(529)	(144)
Total	7,247	(67,036)	72,189
Changes in assets and liabilities
Trade accounts receivable	46,773	(35,896)	7,462
Inventories	(55,833)	(137,377)	(59,446)
Biological assets	88,427	133,289	69,918
Recoverable taxes	(56,611)	(10,418)	(9,668)
Derivative financial instruments	1,484	7,667	27,003
Other receivables	8,226	11,027	(24,563)
Trade accounts payable	(12,520)	4,619	(28,701)
Related parties	2,904	(169)	154
Taxes payable	(2,470)	14,015	435
Salaries and payroll	1,067	812	(8,662)
Advances from customers	17,059	(17,516)	12,052
Leases payable	(12,840)	(8,937)	(7,799)
Other liabilities	(9,643)	(5,677)	37,921
Legal claims	(120)	(238)	(156)
Receivables from the sale of farms	179,273	269,802	263,825
Acquisitions of investment properties	(55,398)	(67,772)	(102,622)
Farm acquisitions		(4,852)	(146,948)
Net cash provided by (used in) operations	147,025	85,343	102,394
Income tax and social contribution	(26,204)	(13,808)	(22,972)
Net cash provided by operating activities	120,821	71,535	79,422
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment and intangible assets	(63,912)	(79,973)	(68,405)
Redemption of marketable securities	5,864	41,050	40,559
Cash acquired in business combination		12
Net cash flows used in investing activities	(58,048)	(38,911)	(27,846)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	616,614	443,601	448,057
Interest paid on loans, leases, financing and debentures	(82,147)	(63,886)	(43,873)
Payment of loans and financing	(496,559)	(284,429)	(350,933)
Dividends distributed	(74,990)	(155,983)	(319,053)
Capital increase, net of share issue costs			3
Net cash flows from (used in) financing activities	(37,082)	(60,697)	(265,799)
Increase (decrease) in cash and cash equivalents	25,691	(28,073)	(214,223)
Cash and cash equivalents at beginning of year	142,908	170,953	383,837
Effect of exchange rate changes on cash and cash equivalents	(100)	28	1,339
Cash and cash equivalents at end of year	R$ 168,499	R$ 142,908	R$ 170,953